Recoverable Cash Advances	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Recoverable Cash Advances
2.5.12	Recoverable Cash Advances

(€’000)	As of June 30, 2019	As of December 31, 2018
Non-current portion	3,122	2,864
Current portion	344	276

Total Recoverable Cash Advances	3,466	3,140

The €0.3 million net increase in the Recoverable Cash Advances (RCA) total balance refers to:

•	€0.6 million liability component of the cash settlement (€1.1 million) made by the Walloon Region in May 2019 - See disclosure note 2.5.6.

•	A €0.3 million repayment of past RCA’s to the Walloon Region.